Earnings (loss) per share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of Information on Earnings (Loss) Per Share and Number of Shares Used in Calculations of Basic Loss Per Share

The information on earnings (loss) per share and number of shares used in the calculations of basic and diluted earnings (loss) per share is shown below:

	For the three-month periods ended				For the nine-month periods ended
	September 30,		September 30,		September 30,		September 30,
	2024		2023		2024		2023

Net income available to common stockholders (basic)	Ps.	257,600			Ps.	357,993
Weighted average common shares (2)		112,200,752				107,798,668
Basic earnings per share	Ps.	2.30			Ps.	3.32
Net income available to common stockholders (diluted)	Ps.	258,008			Ps.	358,401
Diluted weighted average common shares (2)		142,254,384				137,894,806
Diluted earnings per share	Ps.	1.81				2.60

Not loss available to class A shares			Ps.	(339,051)			Ps.	(209,169)
Basic and diluted loss per class A share			Ps.	(28.25)			Ps.	(17.43)
Weighted average class A shares (1)				12,000,000				12,000,000

(1)
For the three-month and nine-month periods ended on September 30, 2023, the loss per share was estimated with the weighted average number of Class A shares, which totaled 4,000,000 shares. This estimation was based on the liquidity preference, as there is no contractual obligation for Class B, C, D, and E shares to absorb losses due to their differing liquidation rights. Furthermore, in January 2024, the Company enacted a 3-for-1 split of its common shares, resulting in a retrospective adjustment to the Class A common shares, increasing their number of shares to 12,000,000.
(2)
For the nine-month period ended on September 30, 2024, the weighted average common shares was no longer based on liquidity preference since it no longer exist by a redesignation of the existing shares into Class A, B and C shares; thus, the weighted average common shares includes Class A, B and C shares considering the 3-for-1 split of common shares occurred in January 2024.